Allowances For Credit Losses And Investment in Financing Receivables (Detail) (Non Trade Receivable, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Non Trade Receivable
Allowance for credit losses:
Beginning balance	$ 15	$ 40
Provision (benefit)	3	(25)
Ending balance	18	15
Ending balance collectively evaluated for impairment	18	15
Financing receivables:
Ending balance	141	123
Ending balance collectively evaluated for impairment	$ 141	$ 123